CONTINGENCY AND COMMITMENTS	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCY AND COMMITMENTS [Text Block]

14. CONTINGENCY AND COMMITMENTS

a) Bond deposit

The Government of Ghana initially required an environmental bond of $385,000 for the Banso permit and $327,000 for the Muoso permit.  The Company has submitted a request for a reduction of these fees to the government and is awaiting a response.

The Company has been required by the Ghanaian government to post a bond of US$296,322 which has been recorded in restricted cash (see Note 7).

b) Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise, in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company's business. The Company is not aware of any such legal proceedings other than below disclosed that will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

The Company is a party to three pending lawsuits.  The first lawsuit claims mining activities of the Company are illegal and cause substantial environmental damage to the community.  The second lawsuit claims that all leases issued to mining companies in Ghana violate the Ghana Constitution and are therefore illegal.  The third lawsuit claims that an Xtra contracted worker caused bodily harm on another person.  The Company will defend itself in each of these lawsuits if required, and believes both cases are completely without merit and frivolous.

The Company is subject to additional legal proceedings and claims which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity.

On July 23, 2019, Minerals Commission issued four invoices totaling $4,654,800 to our Ghanaian subsidiary.  These invoices were titled "Outstanding Annual Mineral Right Fees" for four of our concessions (Muoso, Banso, Pameng and Apapam), which Minerals Commission indicated were related to the period from 2013 to 2018, for new annual mineral fees.  However, all of our mining leases all have a one-time fixed consideration fee, which was paid when our leases were granted.  We responded to Minerals Commission (the "Letters") on September 23, 2019, objecting to the four improper invoices.  Our Letters outline the specific violated terms of our leases and various mineral laws.  The Minerals Commission has not responded to our Letter.  Should Minerals Commission challenge our Letters, our Company could enter dispute resolution arbitration clause under the Mineral Act.  We believe the invoices are not legally enforceable under the Mineral Act, and have not included any amount related to these invoices in our accounts.

(c) Credit risk

 Financial instruments that are potentially subject to credit risk consist principally of trade receivables. The Company believes the concentration of credit risk in its trade receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.

(d) Exchange rate risk

The functional currency of the Company is US$, to date the majority of the revenues and costs are denominated in Ghana and a significant portion of the assets and liabilities are denominated in both Canada and Ghana. As a result, the Company is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between US$ and Ghana currency. If Ghana depreciates against US$, the value of Ghana revenues and assets as expressed in US$ financial statements will decline. The Company does not hold any derivative or other financial instruments that expose to substantial market risk.

(e) Economic and political risks

The Company's operations are conducted in Ghana. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environment in Ghana, and by the general state of the Ghana economy.

The Company's operations in the Ghana are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company's results may be adversely affected by changes in the political and social conditions in Ghana, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

f)  Commodity price risk

We are exposed to fluctuations in commodity prices for gold. Commodity prices are affected by many factors, including but not limited to, supply and demand.

g)  The Kwabeng and Pameng mining leases expired on July 26, 2019.

All required documentation to extend the lease for our Kibi Project (formerly known as the Apapam Project) for 15 years from December 17, 2015 has been submitted to the Ghana Minerals Commission.  No additional information was requested or submitted in the year ended December 31, 2020.  As of these extensions generally take years for the regulatory review to be completed, and the Company is not yet in receipt of the renewal extension approval.  However, until the Company receives the renewal extension approval, the old lease remains in force under the mineral laws. The renewal extension is in accordance with the terms of application and payment of fees to the Minerals Commission.